CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 7,289	$ 12,345	$ 11,596
Restricted cash	2,934	1,698	6,080
Accounts receivable, net of allowance	8,893	6,678	10,181
Prepaid expenses and other current assets	2,284	2,142	2,552
Current assets held for sale	420	489	184
Total Current Assets	21,820	23,352	30,593
Property and equipment, net	12,351	10,308	5,525
Finance leases, net	29,529	27,489	4,108
Operating lease right-of-use assets	85,965	89,809	76,881
Deposits	11,908	11,552	12,506
Other assets	3,753	4,229	1,717
Total Assets	165,326	166,739	131,330
Current liabilities
Accounts payable	12,792	12,568	7,481
Accrued liabilities	24,005	20,418	17,465
Deferred revenue	4,258	8,903	9,896
Customer deposits	4,009	4,080	3,935
Current portion of long-term operating leases	16,233	16,479	13,650
Current portion of finance leases	5,454	3,434	599
Total current liabilities	66,751	65,882	53,026
Other liabilities
Note payable, net of debt issuance costs	29,912	29,729	29,175
Long-term operating leases	71,250	75,128	65,158
Long-term finance leases	25,513	25,182	3,292
Other liabilities	291	286	546
Total other liabilities	126,966	130,325	98,171
Total Liabilities	193,717	196,207	151,197
Commitments and Contingencies
Stockholders' Equity (Deficit)
Common Stock	64	62	59
Additional paid-in capital	41,500	40,951	38,943
Retained deficit	(70,414)	(70,568)	(59,094)
Total Company's stockholders' deficit	(28,850)	(29,555)	(20,092)
Noncontrolling interest	459	87	225
Total stockholders' deficit	(28,391)	(29,468)	(19,867)
Total Liabilities and Deficit	$ 165,326	166,739	$ 131,330
Previously Reported
Stockholders' Equity (Deficit)
Common Stock		60
Retained deficit		$ (70,566)